Material Accounting Policies	12 Months Ended
Dec. 31, 2024
Material Accounting Policies [Abstract]
MATERIAL ACCOUNTING POLICIES

Note 2: - Material Accounting Policies

a.	Basis of presentation of financial statements

1.	These financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standard Board.

2.	Measurement basis:

The Company’s consolidated financial statements are prepared on a cost basis, except for financial assets and liabilities (including derivatives and contingent consideration) which are measured at fair value through profit or loss (See Note 15).

The Company has elected to present profit or loss items using the “function of expense” method.

b.	The Company’s operating cycle is one year.

c.	Functional currency, presentation currency and foreign currency

1.	Functional currency and presentation currency

The consolidated financial statements are presented in U.S. dollars, which is the Company’s functional and presentation currency.

2.	Transactions, assets and liabilities in foreign currency

Transactions denominated in foreign currency are recorded on initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting period into the functional currency at the exchange rate at that date. Exchange differences are recognized in profit or loss. Non-monetary assets and liabilities measured at cost in a foreign currency are translated at the exchange rate at the date of the transaction.

d.	Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories comprises of the costs of purchase of raw and other materials and costs incurred in bringing the inventories to their present location and condition. Net realizable value is the estimated selling price in the ordinary course of business, net of selling expenses.

Cost of inventories is determined as follows:

Raw materials	At cost using the first-in, first-out method.

Work in process

Costs of raw materials, direct and indirect costs including labor, other materials and other indirect manufacturing costs allocated to the in process manufactured batches through the end of the reporting period. The allocation of indirect costs is accounted for on a quarterly basis by dividing the total quarterly indirect manufacturing cost to the batches manufactured during that quarter based on predetermined allocation factors.

The Company determines a standard manufacturing capacity for each quarter. To the extent the actual manufacturing capacity in a given quarter is lower than the predetermined standard, than a portion of the indirect costs which is equal to the product of the overall quarterly indirect costs multiplied by the quarterly manufacturing shortfall rate is recognized as costs of revenues

Finished products	Costs of raw materials, direct and indirect costs including labor, other materials and other indirect manufacturing costs allocated to the manufactured finished products through completion of manufacturing process.

Purchased products	At cost using the first-in, first-out method.

The Company periodically evaluates the condition and age of inventories and accounts for impairment of inventories with a lower net realizable value or which are slow moving.

e.	Financial instruments

1.	Financial assets

The Company’s portfolio of financial assets consists mainly of trade receivables and bank deposits. The objective of the business model for managing the Company’s financial instruments is to collect the amounts due from them, and for bank deposits to earn contractual interest income on the amounts collected. All of the Company’s financial assets’ contractual cash flows represent solely payments of principal and interest (SPPI). Thus, the Company accounts for its financial assets under the amortized cost model. For those financial assets, the Company analyzes each material customer’s balance individually to evaluate and measure the expected credit losses (“ECLs”) of its trade receivables. Loss rates are based on actual credit loss experience, adjusted for current conditions and the Company’s view of the economic conditions over the expected lives of the trade receivables

2.	Financial liabilities

Financial liabilities within the scope of IFRS 9 are initially measured at fair value less transaction costs that are directly attributable to the issuance of the financial liability.

After initial recognition, the accounting treatment of financial liabilities is based on their classification as follows:

a)	Financial liabilities measured at amortized cost

Loans and assumed liabilities, including liabilities for future payment of royalties, are measured based on their terms at amortized cost using the effective interest method considering directly attributable transaction costs. Reassessment of cash flows arising from assumed financial liabilities is recognized as finance income or expense in the statement of operations.

b)	Financial liabilities measured at fair value

Derivatives are classified as fair value through profit and loss unless they are designated as effective hedging instruments (see below). Transaction costs are recognized in profit or loss.

After initial recognition, changes in fair value are recognized either in income (expenses) in respect of currency exchange differences and derivatives instruments line item for non-hedge accounting derivatives or in other comprehensive income for hedge accounting derivatives.

Contingent consideration in a business combination

Contingent consideration recognized in a business combination is classified as a financial liability in accordance with IFRS 9.

Contingent consideration is measured at fair value. The fair value is determined using valuation techniques and method, using future cash flows discounted. Subsequent changes in the fair value of the contingent consideration are recognized in profit or loss as finance income or finance expense.

f.	Derivative financial instruments designated as hedges

The Company enters into contracts for derivative financial instruments such as forward currency contracts and cylinder strategy in respect of foreign currency to hedge risks associated with foreign exchange rates fluctuations and cash flows risk. Such derivative financial instruments are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.

At the inception of a hedge relationship, the Company formally designates and documents the hedge relationship to which the Company wishes to apply hedge accounting and the risk management objective and strategy for undertaking the hedge. The hedge effectiveness is assessed at the end of each reporting period.

Any gains or losses arising from changes in the fair value of derivatives that do not qualify for hedge accounting are recorded in profit or loss.

Cash flow hedges

The effective portion of the gain or loss on the hedging instrument is recognized as other comprehensive income (loss), while any ineffective portion is recognized immediately in profit or loss.

Amounts recognized as other comprehensive income (loss) are reclassified to profit or loss when the hedged transaction affects profit or loss, such as when the hedged income or expense is recognized or when a forecast payment occurs.

g.	Property, plant and equipment

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation excluding day-to-day servicing expenses. Cost includes spare parts and auxiliary equipment that can be used only in connection with the plant and equipment.

The cost of assets includes the cost of materials, direct labor costs, as well as any costs directly attributable to bringing the asset to the location and condition necessary for it to operate in the manner intended by management.

The Company’s assets include computer systems comprising hardware and software. Software forming an integral part of the hardware to the extent that the hardware cannot function without the software installed on it is classified as property, plant and equipment.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

	%	Mainly %

Buildings	2.5-4	4
Machinery and equipment	10-20	15
Vehicles	15	15
Computers, software, equipment and office furniture	6-33	33
Leasehold improvements	(*)	10

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

h.	Leases

The Company leases lands, facilities dedicated for office space plasma collection centers and storage spaces, vehicles and office equipment (see Note 14).

For leases in which the Company is the lessee, it recognizes a right-of-use asset and a lease liability on the commencement date of the lease. The Company has elected to apply the recognition exemption for leases which the lease term is up to 12 months and for leases for which the underlying asset is of low value. For these excluded leases, the Company recognizes the lease payments as an expense in profit or loss on a straight-line basis over the lease term.

In measuring the lease liability, the Company has elected to apply the practical expedient and does not separate the lease components from the non-lease components (such as management and maintenance services, etc.). On the commencement date, the lease liability includes all unpaid lease payments discounted at the interest rate implicit in the lease, if that rate can be readily determined, or otherwise using the Company’s incremental borrowing rate. The Company determines the incremental borrowing rate based on its credit risk, the lease term and other economic variables deriving from the lease contract’s conditions and restrictions. After the commencement date, the Company measures the lease liability using the effective interest rate method.

The right-of-use asset is measured applying the cost model and depreciated over the shorter of its useful life or the lease term, as follows:

	%	Mainly %
Land and Buildings	4-10	10
Vehicles	20-33	33
office equipment (i.e. printing and photocopying machines)	20	20

Variable lease payments that depend on an index:

For leases in which the Company is the lessee, the aggregate changes in future lease payments resulting from a change in the index are discounted (without a change in the discount rate applicable to the lease liability) and recorded as an adjustment of the lease liability and the right-of-use asset, only when there is a change in the cash flows resulting from the change in the index (that is, when the adjustment to the lease payments takes effect).

Lease modifications:

Most of the Company’s lease modifications are for the extension of existing lease contracts, as such, these modifications do not reduce the scope of the lease or result in a separate lease. Under those modifications, the Company re-measures the lease liability based on the modified lease terms using a revised discount rate as of the modification date and records the change in the lease liability as an adjustment to the right-of-use asset.

i.	Intangible assets

Separately acquired intangible assets are measured on initial recognition at cost including directly attributable costs. Intangible assets acquired in a business combination are measured at fair value at the acquisition date.

Intangible assets with a finite useful life are amortized on a straight-line basis over their useful life, as follows:

	Estimated life	Amortization method
Intellectual property	15-20	Straight-line
Customer Relations	20	Straight-line
Production agreement	6	Straight-line
Distribution right	10-15	Straight-line over the contract period
Goodwill	Indefinite	Not amortized

For additional information regarding intangible assets, see Note 10.

j.	Impairment of non-financial assets

The Company reviews the carrying amount of non-financial assets (other than inventories, contract assets and deferred tax assets), at each reporting date, to determine whether there is any indication of impairment. If any such indication exists, then the assets’ recoverable amount is estimated. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount.

Goodwill is evaluated for potential impairment on an annual basis, on December 31 of each year, or more frequently if events or changes in circumstances indicate that there is a potential impairment. The Company’s goodwill is attributed to the Proprietary Products segment, which represents the lowest level within the Company at which goodwill is monitored for internal management purposes (see Note 10).

Goodwill is evaluated for impairment by assessing the recoverable amount of the CGU (or group of CGUs) to which the goodwill has been allocated. An impairment loss is recognized if the recoverable amount of the CGU (or group of CGUs) to which goodwill has been allocated is less than the carrying amount of the CGU (or group of CGUs). Any impairment loss is allocated first to goodwill. Impairment losses recognized for goodwill cannot be reversed in subsequent periods.

In the years ended December 31, 2024, and 2023, the Company did not recognize impairment losses for goodwill.

k.	Employee benefit liabilities

The Company has several employee benefit plans:

1.	Short-term employee benefits

Short-term employee benefits including salaries, paid annual leave, paid sick leave, recreation, and social security contributions, are recognized as expenses as the services are rendered. A liability in respect of a cash bonus is recognized when the Company has a legal or constructive obligation to make such payment due to past service rendered by an employee and a reliable estimate of the amount can be made.

2.	Post-employment benefits

Post-employment benefits plans are typically financed by contributions to pension funds or similar entities, such as insurance companies, and are classified as defined contribution plans or defined benefit plans.

With respect to its employees in Israel, the Company has defined contribution plans pursuant to Section 14 to the Israeli Severance Pay Law, 1963 (the “Israeli Severance Pay Law”), under which the Company pays fixed contributions to certain employees under Section 14 and will have no legal or constructive obligation to pay further contributions.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee’s services.

In addition, with respect to certain other Israeli based employees who were hired prior to the establishment of the defined contribution plans pursuant to Section 14 to the Israeli Severance Pay Law, the Company operates a defined benefit plan in respect of severance pay pursuant to the Israeli Severance Pay Law. According to the Israeli Severance Pay Law, employees are entitled to severance pay upon dismissal or retirement. The liability for termination of employment is measured using the projected unit credit method. The actuarial assumptions include expected salary increases and rates of employee’s turnover based on the estimated timing of payment. The amounts are presented based on discounted expected future cash flows using a discount rate determined by reference to market yields at the reporting date on high quality corporate bonds that are linked to the Israeli Consumer Price Index with a term that is consistent with the estimated term of the severance pay obligation.

In respect of its defined benefit plan obligation, the Company makes current deposits to pension funds or similar entities, such as insurance companies, (“plan assets”). Plan assets comprise assets held by a long-term employee benefit fund or qualifying insurance policies. Plan assets are not available to the Company’s own creditors and cannot be returned directly to the Company. The liability for employee benefits shown in the statement of financial position reflects the present value of the defined benefit obligation less the fair value of the plan assets.

U.S. employees defined contribution plan:

Since August 2022, Kamada Inc., the Company’s U.S. wholly owned subsidiary has a 401(k) defined contribution plan covering certain employees in the United States. All eligible employees may elect to contribute up to 100% of their annual compensation to the plan through salary deferrals, subject to Internal Revenue Service limits. For the year ended December 31, 2024, the contribution limit was $23,000 per year (for certain employees over 50 years of age the maximum contribution was $30,500 per year). The U.S. subsidiary matches 3% of employee contributions up to the combined maximum employee and employer contributions totaling $69,000 (for certain employees over 50 years of age the maximum contribution was $76,500 per year).

l.	Revenue recognition

The Company’s main source of revenue is from the sale of products to strategic partners and distributors through the entering into sales and distribution agreements. In addition, and commencing from 2022, the Company also generates revenue in the form of royalties received under a license agreement that grant the use of the Company’s knowhow and patents. Under the royalty exception, revenue is recognized when the underlying sales have occurred.

The Company assesses, on the inspection date, the goods or services to be provided under the sales and distribution agreements with its customers and identifies its performance obligations under such agreements. In order to identify distinct performance obligations, the Company examines whether it provides a significant service of integrating the goods or services in the contract into one integrated outcome.

Performance obligations are met when the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer and the Company’s obligation to transfer such goods or services is separately identifiable from other obligations in the agreement. The Company recognizes revenue from agreements with customers at a point in time when control of the Company’s product is transferred to the customer, generally on delivery of the goods according to the shipment terms.

The Company determines the transaction price separately for each agreement with a customer taking into consideration variable prices, discounts, chargeback, rebates, adjustments to the net market price and in certain conditions the Company provide right to return option. The Company includes the estimated variable consideration in the transaction price only to the extent it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the uncertainty is resolved.

Following the acquisition of the four FDA-approved plasma derived hyperimmune commercial products in November 2021, the Company, through its wholly owned subsidiary Kamada Inc., sells these acquired products in the U.S. market to wholesalers/distributors that redistribute/sell these products to other parties such as hospitals and pharmacies. Revenue recognition occurs at a point in time when control of the product is transferred to the wholesalers/distributors, generally on delivery of the goods.

The Company’s gross sales are subject to various deductions, which are primarily composed of rebates and discounts to group purchasing organizations, government agencies, wholesalers, health insurance companies and managed healthcare organizations. These deductions represent estimates of the related obligations, requiring the use of judgment when estimating the effect of these sales deductions on gross sales for a reporting period. These adjustments are deducted from gross sales to arrive at net sales. The Company monitors the obligation for these deductions on at least a quarterly basis and records adjustments when rebate trends, rebate programs and contract terms, legislative changes, or other significant events indicate that a change in the obligation is appropriate. The Company has elected to apply the practical expedient such that it does not evaluate payment terms less than one year for the existence of a significant financing component.

The following summarizes the nature of the most significant adjustments to revenues generated from the sales of these products in the U.S. market:

●	Wholesaler chargebacks:

Certain indirect customers of the Company are entitled to acquire products from wholesalers at reduced prices. When applicable, a chargeback, which represents the difference between the invoice price to the wholesaler and the indirect customer’s discounted price, is issued by the wholesaler to the Company. Provisions for estimating chargebacks are calculated based on historical experience, product demand and the balance of the product at the wholesaler. The provision for chargebacks is recorded as a deduction of revenue and of the trade receivables on the consolidated statements of financial position.

●	Fees for service:

Consists of wholesaler/distributor fees. The wholesalers/distributors charge the Company fees for the redistribution of the products to hospitals and pharmacies. These fees are outlined in each wholesaler/distributor contract. The fees are invoiced to the Company monthly or quarterly by the wholesaler/distributor. The provisions for fees for service are recorded in the same period that the corresponding revenues are recognized.

●	Right to return option:

The company offers a right to return option under certain conditions, mainly when goods are sold with a short expiry date. The revenue recognized reflects the amount of consideration the company expects to be entitled to, excluding the estimated returns.

Costs to fulfill a contract:

Costs to fulfill a contract, which primarily consist of costs arising from technology transfers in preparation of supply contracts or anticipated contracts, are recognized as an asset when the costs generate or enhance the Company’s resources that will be used in satisfying or continuing to satisfy the performance obligations in the future and are expected to be recovered. Costs to fulfill a contract consist of direct identifiable costs and indirect costs that can be attributed to a contract based on a reasonable allocation method. These costs include mainly salaries and other employee benefits costs. Costs to fulfill a contract are amortized on a systematic basis that is consistent with the provision of the goods and services under the contracts.

As of December 31, 2024, and 2023, the Company recognized an asset related to the costs to fulfill a contract in the net amounts of $8,019 thousand and $8,495 thousand, respectively. Refer to Note 10 for further information.

m.	Research and development costs

Research and development expenditures are recognized in profit or loss when incurred and include preclinical and clinical costs (as well as cost of materials associated with the development of new products or existing products for new therapeutic indications). In addition, these costs include additional product development activities with respect to approved and distributed products as well as post marketing commitment research and development activities.

Since the Company’s development projects are often subject to regulatory approval procedures and other uncertainties, the conditions for the capitalization of costs incurred before receipt of approvals are not normally satisfied and therefore, development expenditures are recognized in profit or loss when incurred.

n.	Taxes on income

Current and Deferred taxes

Taxes on income in profit or loss comprise of current taxes, deferred taxes and taxes in respect of prior years, which are mainly recognized in profit or loss.

Deferred taxes are computed in respect of temporary differences between the carrying amounts in the financial statements and the amounts attributed for tax purposes.

Deferred tax assets are reviewed at the end of each reporting period and reduced to the extent that it is no longer probable that they will be utilized. Deductible carryforward losses and temporary differences for which deferred tax assets have not been recognized are reviewed at the end of each reporting period and a respective deferred tax asset is recognized to the extent that their utilization is probable.

The Company operates in multiple tax jurisdictions. Deferred taxes are offset in the statement of financial position if there is a legally enforceable right to offset a current tax asset against a current tax liability and the deferred taxes relate to the same taxpayer and the same taxation authority.

As of December 31, 2024, the Company recorded a deferred tax asset, net at an amount of $488 thousands representing the utilization of previously unrecognized tax losses and other deductible temporary differences as the Company considered it probable that future taxable profits will be available against which they can be utilized. As a result, the Company recognized deferred tax income of $488 thousands of which $16 thousands was recognized in equity.

Uncertain tax positions

The Company evaluates potential uncertain tax positions, including additional tax and interest expenses, and recognizes a provision when it is more probable than not that the Company will have to use its economic resources to pay such obligation.

As of December 31, 2024, and December 31, 2023, the application of IFRIC 23 did not have a material effect on the financial statements.

o.	Provisions

A provision in accordance with IAS 37 is recognized when the Company has a present (legal or constructive) obligation as a result of a past event, it is expected to require the use of economic resources to settle the obligation and a reliable estimate can be made of the obligation.

p.	Share-based payment transactions

The Company’s employees and members of its Board of Directors are entitled to remuneration in the form of equity-settled share-based payment transactions, primarily in the form of options and, in the past, restricted shares units. The cost of such equity-settled transactions is measured at the fair value of the equity instruments granted at grant date. The fair value of options is determined using a standard option pricing model, specifically the binomial option valuation model. The fair value of restricted share units is determined using the share price at the grant date.

The cost of equity-settled share-based payment transactions is recognized in profit or loss together with a corresponding increase in shareholder’s equity during the period during which the performance and/or service conditions are to be satisfied ending on the date on which the relevant employees or directors become entitled to the award (“the vesting period”). The cumulative expense recognized for equity-settled transactions at the end of each reporting period until the vesting date reflects the extent to which the vesting period has expired and the Company’s best estimate of the number of equity instruments that will ultimately vest.

No expense is recognized for awards that do not ultimately vest.